     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 7, 1997

                                                               FILE NO. 33-42484

                                                               FILE NO. 811-6400
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE

                          SECURITIES ACT OF 1933             / /

                    POST-EFFECTIVE AMENDMENT NO. 31          /X/

                                      AND
                        REGISTRATION STATEMENT UNDER THE
                     INVESTMENT COMPANY ACT OF 1940          / /

                              AMENDMENT NO. 32               /X/

                            ------------------------

                        THE ADVISORS' INNER CIRCLE FUND

               (Exact Name of Registrant as Specified in Charter)

                                2 Oliver Street
                          Boston, Massachusetts 02109
               (Address of Principal Executive Offices, Zip Code)
       Registrant's Telephone Number, Including Area Code (800) 932-7781

                                  DAVID G. LEE
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                   COPIES TO:

          Richard W. Grant, Esquire                     John H. Grady, Jr., Esquire
         Morgan, Lewis & Bockius LLP                    Morgan, Lewis & Bockius LLP
            2000 One Logan Square                           1800 M Street, N.W.
      Philadelphia, Pennsylvania 19103                    Washington, D.C. 20036

                            ------------------------

    It is proposed that this filing become effective (check appropriate box)

   / /     immediately upon filing pursuant to paragraph (b)
   / /     on [date] pursuant to paragraph (b)
   / /     60 days after filing pursuant to paragraph (a)
   / /     75 days after filing pursuant to paragraph (a)
   /X/     on September 15, 1997 pursuant to paragraph (a) of Rule 485.

    Registrant has elected to maintain registration of an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant filed its 24f-2 Notice for the fiscal year ended October 31, 1996 on December 30, 1996.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        THE ADVISORS' INNER CIRCLE FUND
                             CROSS REFERENCE SHEET

N-1A ITEM NO.                                                                       LOCATION
--------------------------------------------------------------  -------------------------------------------------

PART A--SAGE CORPORATE BOND FUND

Item 1.      Cover Page.......................................  Cover Page
Item 2.      Synopsis.........................................  Summary; Expense Summary
Item 3.      Condensed Financial Information..................  Financial Highlights
Item 4.      General Description of Registrant................  The Fund and the Portfolio; Investment Objective
                                                                  and Policies; Investment Limitations; General
                                                                  Information--The Fund
Item 5.      Management of the Fund...........................  General Information--Trustees of the Fund; The
                                                                  Adviser; The Administrator; The Transfer Agent
Item 5A.     Management's Discussion of Fund Performance......                         **
Item 6.      Capital Stock and Other Securities...............  General Information--Voting Rights; General
                                                                  Information--Shareholder Inquiries; General
                                                                  Information-- Dividends and Distributions;
                                                                  Taxes
Item 7.      Purchase of Securities Being Offered.............  Purchase and Redemption of Shares
Item 8.      Redemption or Repurchase.........................  Purchase and Redemption of Shares
Item 9.      Pending Legal Proceedings........................                          *

PART B--SAGE CORPORATE BOND FUND

Item 10.     Cover Page.......................................  Cover Page
Item 11.     Table of Contents................................  Table of Contents
Item 12.     General Information and History..................  The Fund
Item 13.     Investment Objectives and Policies...............  Investment Objective and Policies (Prospectus);
                                                                  Investment Limitations
Item 14.     Management of the Registrant.....................  General Information--Trustees of the Fund
                                                                  (Prospectus); Trustees and Officers of the
                                                                  Fund; The Adviser; The Administrator
Item 15.     Control Persons and Principal Holders of
               Securities.....................................  Trustees and Officers of the Fund
Item 16.     Investment Advisory and Other Services...........  The Adviser (Prospectus and Statement of
                                                                  Additional Information); The Administrator
                                                                  (Prospectus and Statement of Additional
                                                                  Information); The Distributor (Prospectus and
                                                                  Statement of Additional Information); The
                                                                  Transfer Agent (Prospectus); General
                                                                  Information--Counsel and Independent Public
                                                                  Accountants (Prospectus); General
                                                                  Information--Custodian (Prospectus)

                                      (i)

N-1A ITEM NO.                                                                       LOCATION
--------------------------------------------------------------  -------------------------------------------------
Item 17.     Brokerage Allocation.............................  Portfolio Transactions
Item 18.     Capital Stock and Other Securities...............  Description of Shares
Item 19.     Purchase, Redemption, and Pricing of Securities
               Being Offered..................................  Purchase and Redemption of Shares (Prospectus and
                                                                  Statement of Additional Information);
                                                                  Determination of Net Asset Value
Item 20.     Tax Status.......................................  Taxes (Prospectus); Taxes
Item 21.     Underwriters.....................................  The Distributor
Item 22.     Calculation of Performance Data..................  Computation of Total Return
Item 23.     Financial Statements.............................                          *

                                     PART C

    Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

------------------------

 *  Not Applicable

** Information required under Item 5A is or will be (as applicable) contained in the Fund's Annual Reports to Shareholders.

                                      (ii)

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAW OF ANY SUCH STATE.

                      PROSPECTUS DATED             , 1997
                             SUBJECT TO COMPLETION

                        THE ADVISORS' INNER CIRCLE FUND

                      Investment Adviser:
                      SAGE GLOBAL FUNDS, LLC

THE ADVISORS' INNER CIRCLE FUND (the "Trust") provides a convenient and economical means of investing in professionally managed portfolios of securities. This Prospectus offers shares of the following mutual fund (the "Fund"), which is a separate series of the Trust.

                  - SAGE CORPORATE BOND FUND

This Prospectus sets forth concisely the information about the Trust and the Fund that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement
of Additional Information dated             , 1997 has been filed with the
Securities and Exchange Commission and is available without charge by calling 1-800-932-7781. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

            , 1997

SAG-F-001-01

2

                                    SUMMARY

  THE FOLLOWING PROVIDES BASIC INFORMATION ABOUT THE SAGE CORPORATE BOND FUND (THE "FUND"). THE FUND IS ONE OF THE MUTUAL FUNDS COMPRISING THE ADVISORS' INNER CIRCLE FUND (THE "TRUST").

  WHAT IS THE INVESTMENT OBJECTIVE? The Fund seeks total return consistent with preservation of capital.

  WHAT ARE THE PERMITTED INVESTMENTS? The Fund seeks to achieve its objective by investing at least 80% of its total assets under normal conditions in investment grade corporate bonds. See "Investment Objectives and Policies" and "Description of Permitted Investments and Risk Factors."

  WHAT ARE THE RISKS INVOLVED WITH AN INVESTMENT IN THE FUND? The Fund invests in securities that fluctuate in value, and investors should expect the Fund's net asset value per share to fluctuate. Values of fixed income securities and, correspondingly, of mutual funds invested in such securities, such as the Fund, generally tend to vary inversely with interest rates and may be affected by other market and economic factors as well. See "Investment Objectives and Policies" and "Description of Permitted Investments and Risk Factors."

  WHO ARE THE ADVISER AND SUB-ADVISER? SAGE Global Funds, LLC (the "Adviser") serves as the investment adviser of the Fund. Standard Asset Group, Inc. (the "Sub-Adviser") serves as the investment sub-adviser of the Fund. See "Expense Summary," "The Adviser" and "The Sub-Adviser."

  WHO IS THE ADMINISTRATOR? SEI Fund Resources (the "Administrator") serves as the administrator and shareholder servicing agent of the Fund. See "The Administrator."

  WHO IS THE TRANSFER AGENT? DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Trust. See "The Transfer Agent."

  WHO IS THE DISTRIBUTOR?  SEI Investments Distribution Co. (the
  "Distributor") acts as the distributor of the Fund's shares. See "The Distributor."

  IS THERE A SALES LOAD? No, shares of the Fund are offered on a no-load basis.

  IS THERE A MINIMUM INVESTMENT? Yes, the minimum initial investment in the Fund is $2,000 for investment in Investment Retirement Accounts ("IRAs") and $10,000 for all other accounts ("Non-IRA Accounts"). Subsequent investments for the Fund must be at least $500. The Trust reserves the right to accept smaller purchases at its sole discretion.

  HOW DO I PURCHASE AND REDEEM SHARES? Purchases and redemptions may be made through the Transfer Agent on any day when the Federal Reserve Banks are open for business (a "Business Day"). A purchase order will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent receives an order and payment with readily available funds prior to 4:00 p.m., Eastern time. To purchase shares by wire, you must first call 1-800-808-4921. Redemption orders placed with the Transfer Agent prior to 4:00 p.m., Eastern time on any Business Day will be effective that day. The purchase and redemption price for shares is the net asset value per share determined as of the end of the day the order is effective. The Fund reserves the right, upon 30 days' written notice, to redeem a Non-IRA Account if the net asset value of the shares in that account falls below $10,000. See "Purchase and Redemption of Shares."

  HOW ARE DISTRIBUTIONS PAID? The Fund distributes substantially all of its net investment income (exclusive of capital gains) in the form of dividends, which are declared and paid quarterly. Any capital gain is distributed at least annually. Distributions are paid in additional shares unless the shareholder elects to take the payment in cash. See "General Information--Dividends and Distributions."

3

                                EXPENSE SUMMARY

SHAREHOLDER TRANSACTION EXPENSES
-----------------------------------------------------------------
Maximum Sales Load Imposed on Purchases..............     None
Maximum Sales Load Imposed on Reinvested Dividends...     None
Deferred Sales Charges...............................     None
Redemption Fees*.....................................     None
Exchange Fees........................................     None
-----------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
-----------------------------------------------------------------
Management Fees (after fee waivers)(1)...............      .00%
Other Expenses (after fee waivers)(1)................      .90%
-----------------------------------------------------------------
Total Operating Expenses (after fee waivers)(1)......      .90%
-----------------------------------------------------------------
-----------------------------------------------------------------

(1) The Adviser has voluntarily agreed to waive a portion or all of its advisory fees and to reimburse expenses in order to limit Total Operating Expenses at to an annual rate of not more than .90%. Absent any voluntary waivers, the Management Fee for the Fund would be .60%, Other Expenses would be 1.52% and Total Operating Expenses, based on estimates of Other Expenses, would be 2.12% of the Fund's average daily net assets. Total Operating Expenses are expected to remain at .90% of the Fund's average daily net assets for the current fiscal year.

 *  Shareholders are charged a fee, currently $10.00, for redemptions by wire.

-----------------------------------------------------------------------------------------------------------------------------
EXAMPLE                                                                                                 1 YR.       3 YRS.
-----------------------------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2)
  redemption at the end of each time period:
SAGE Corporate Bond Fund...........................................................................   $       9    $      29
-----------------------------------------------------------------------------------------------------------------------------

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND IS NEW AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of the expense summary and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by shareholders of the Fund. Additional information may be found under "The Adviser" and "The Administrator."

4

THE TRUST AND THE FUND

The Advisors' Inner Circle Fund (the "Trust") offers shares in a number of mutual funds, each of which is a separate series ("portfolio") of the Trust. Each share of each portfolio represents an undivided, proportionate interest in that portfolio. This Prospectus offers shares of the Trust's SAGE Corporate Bond Fund (the "Fund"), a diversified investment portfolio. Information regarding the other portfolios in the Trust is contained in separate prospectuses that may be obtained by calling 1-800-932-7781.

INVESTMENT OBJECTIVE AND POLICIES

The Fund seeks a high level of current income consistent with preservation of capital by investing in a portfolio of investment grade corporate bonds that, in the Adviser's or Sub-Adviser's opinion, will maintain an already established credit rating or will benefit from an improvement in the issuer's credit rating. There can be no assurance that the Fund will be able to achieve its investment objective.

Under normal conditions the Fund will invest at least 80% of its total assets in corporate bonds rated BBB or higher ("investment grade") by a nationally recognized statistical rating organization (an "NRSRO") or of comparable quality as determined by the Sub-Adviser. Additional securities in which the Fund may invest consist of: (i) U.S. Government securities; (ii) mortgage-backed securities, including collateralized mortgage obligations and real estate mortgage investment conduits; (iii) floating or variable rate securities; (iv) U.S. dollar denominated fixed income securities issued by U.S. or foreign corporations or issued or guaranteed by foreign governments, their political subdivisions, agencies or instrumentalities; (v) U.S. dollar denominated obligations of supranational entities; (vi) short term bank obligations; (vii) commercial paper; (viii) asset backed securities; (ix) loan participations; (x) preferred stock that is rated investment grade quality by an NRSRO or determined to be of comparable quality by the Sub-Adviser; and (xi) repurchase agreements. The Fund may invest in foreign securities in the form of depositary receipts. The Fund may engage in reverse repurchase agreements with banks and dealers in amounts up to 33 1/3% of the Fund's total assets at the time the Fund enters into the agreements, and may purchase securities on a when-issued basis.

The Sub-Adviser seeks to identify investment grade corporate bonds where a credit rating improvement is likely. The Sub-Adviser's research is company specific and similar in nature to the traditional fundamental research used to make common stock selections. Companies chosen as rating upgrade candidates are placed on the Sub-Adviser's "upgrade list" and purchases are made when intermediate maturity issues become available at an advantageous price. Individual decisions are made on a "buy to hold" basis. A credit downgrade will trigger a sell decision automatically. Securities rated in the lowest category of investment grade securities have speculative characteristics.

Normally, the Fund will maintain a dollar-weighted average portfolio maturity of between four and six years. There are no restrictions on the maturity of any single instrument. For temporary defensive purposes when the Sub-Adviser determines that market conditions warrant, the Fund may also invest up to 100% of its assets in money market securities or hold cash.

PORTFOLIO TURNOVER

The Fund's portfolio turnover rate is not expected to exceed 40%.

INVESTMENT LIMITATIONS

The investment objective of the Fund and the investment limitations set forth below and in the Statement of Additional Information are fundamental policies of the Fund. Fundamental policies cannot be changed without the consent of the holders of a majority of the Fund's outstanding shares.

The Fund may not:

  1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer. This restriction applies to 75% of the Fund's total assets.

  2. Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does

5

  not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be divided according to their services, for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry, and (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

The foregoing percentages will apply at the time of the purchase of a security.

Additionally, it is a non-fundamental policy of the Fund to: (i) limit borrowings to no more than 5% of its total assets (fully collateralized reverse repurchase agreements are not considered borrowings for purposes of the foregoing limitation); and (ii) to refrain from investing in the following derivative instruments: options, futures, swaps, structured notes or residuals.

THE ADVISER

SAGE Global Funds, LLC (the "Adviser" or "SAGE") is a professional investment management firm organized as a Massachusetts limited liability company that was founded in July, 1997. SAGE is majority-owned by Standard Asset Group, Inc., the Fund's sub-adviser. The Adviser's principal business address is 55 William Street, Wellesley, Massachusetts 02181.

The Adviser has been retained under an investment advisory agreement with the Trust (the "Advisory Agreement") to act as the investment adviser for the Fund. Under the Advisory Agreement, the Adviser makes the investment decisions for the assets of the Fund and continuously reviews, supervises and administers the Fund's investment program, subject to the supervision of, and policies established by, the Trustees of the Trust.

The Adviser has not previously served as an investment adviser to a registered investment company, and, as such, does not have extensive experience advising a highly regulated entity such as an investment company. This may present additional risks for the Fund.

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .60% of the average daily net assets of the Fund. The Adviser has voluntarily agreed to waive a portion of its advisory fees in order to limit total operating expenses of the Fund to not more than
 .90% of average daily net assets. The Adviser reserves the right, in its sole discretion, to terminate its fee waiver at any time. Additionally, the Adviser has contractually agreed to waive its entire advisory fee for any calendar year which follows a calendar year in which the Fund's net asset value per share declines, adjusted for dividends and distributions paid during such year. The Adviser may, from its own resources, compensate broker-dealers whose clients purchase shares of the Funds.

THE SUB-ADVISER

Standard Asset Group, Inc. (the "Sub-Adviser") is a professional investment management firm organized as Massachusetts corporation that was founded in 1987. Gordon J. Rollert controls a majority of the Sub-Adviser's outstanding voting stock. As of July, 1997, the Sub-Adviser had approximately $200 million of assets under management. The Sub-Adviser currently serves as the investment adviser or sub-adviser to institutional clients including SAGE Advisory Services, LLC, which, in turn, provides advisory services to individuals. The Sub-Adviser's principal business address is 55 William Street, Wellesley, Massachusetts 02181.

The Sub-Adviser has been retained under an investment sub-advisory agreement with the Adviser (the "Sub-Advisory Agreement") to act as the investment sub-adviser for the Fund. Under the Sub-Advisory Agreement, the Sub-Adviser manages the investments of the Fund, selects investments, and places all orders for purchases and sales of the Fund's securities, subject to the general supervision of the Trustees of the Trust and the Adviser.

For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement, the Sub-Adviser is entitled to receive a fee, which is calculated daily and paid monthly at an annual rate of .20% of the average daily net assets of the Fund. The Sub-Advisor has voluntarily agreed to waive its sub-advisory fees in the same proportion as the Adviser waives its advisory fees from the Fund. In addition, the Sub-Adviser will not be entitled to receive sub-advisory fees during any calendar year

6

in which the Adviser is not entitled to receive any advisory fees.

Gordon J. Rollert has had primary responsibility for managing the Fund since it commenced operations. Mr. Rollert has served as President of the Sub-Adviser since 1987. He has managed institutional portfolios since 1965, initially as a portfolio manager with Eaton Vance and later as a portfolio manager and executive officer of the following investment advisory firms: Alliance Capital, Rollert & Sullivan, Trust Management Bank, the Nova Fund and SAGE Advisory Services LLC. He is a Chartered Financial Analyst and member of the Boston Security Analysts Society and the New York Society of Security Analysts. He holds a BA in Economics and History from DePauw University and a MBA from the University of Michigan. He is a trustee of DePauw University, chairing the Finance and Investment Committees.

THE ADMINISTRATOR

SEI Fund Resources (the "Administrator"), provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.

For these administrative services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of: 0.15% on the first $100 million of the Fund's average daily net assets; 0.125% on the next $100 million of average daily net assets; and 0.10% on the average daily net assets over $200 million. However, the Fund pays a minimum annual administration fee of $75,000, which would be increased by $15,000 per additional class. The fee the Fund pays will decline to reflect the tiered structure described above at net asset levels of $50 million and above.

The Administrator also serves as shareholder servicing agent for the Fund.

THE TRANSFER AGENT

DST Systems, Inc., 1004 Baltimore Street, 2nd Floor, Kansas City, Missouri 64105 (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Trust.

THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), Oaks, Pennsylvania, 19456, a wholly-owned subsidiary of SEI Investments Company, serves as the Trust's distributor. No compensation is paid to the Distributor for distribution services for the shares of the Fund.

PURCHASE AND REDEMPTION OF SHARES

Investors may purchase and redeem shares of the Fund directly through the Transfer Agent at: The Advisors' Inner Circle Fund, P.O. Box 419009, Kansas City, Missouri 64141-6009, by mail, wire transfer or through an Automated Clearing House ("ACH") transfer. Shareholders may place purchase and redemption orders by telephone; when market conditions are extremely busy, it is possible that investors may experience difficulties placing orders by telephone and may wish to place orders by mail. Purchases and redemptions of shares of the Fund may be made on any day on which the Federal Reserve Banks are open for business (a "Business Day"). Shares of the Fund are offered only to residents of states in which such shares are eligible for purchase.

MINIMUM INVESTMENTS

The minimum initial investment in the Fund is $2,000 for IRAs and $10,000 for Non-IRA Accounts. Subsequent investments must be at least $500. The Fund reserves the right to accept smaller purchases at its sole discretion.

MINIMUM ACCOUNT SIZES AND INVOLUNTARY REDEMPTIONS OF SHARES

If the value of the Fund in a Non-IRA Account falls below $10,000 because of shareholder redemption(s), the Trust will notify the shareholder, and if the account value remains below $10,000 for a continuous 60-day period, the shares in such account are subject to redemption by the Trust and, if redeemed, the daily net asset value of such shares will be promptly paid to the shareholder. The Trust, however, will not redeem shares based solely upon changes in the market that reduce the net asset value of shares.

The Trust reserves the right to modify or terminate the involuntary redemption features of the shares as

7

stated above at any time upon 60 days' notice to shareholders.

PURCHASES BY MAIL

An account may be opened by mailing a check or other negotiable bank draft (payable to the name of the Fund) for $2,000 or more for IRAs and $10,000 or more for Non-IRA Accounts together with a completed Account Application to The Advisors' Inner Circle Fund, P.O. Box 419009, Kansas City, Missouri 64141-6009. Subsequent investments may also be mailed directly to the Transfer Agent. All purchases made by check should be in U.S. dollars and made payable to SAGE Corporate Bond Fund. Third party checks, credit cards, credit card checks and cash will not be accepted. When purchases are made by check, redemption proceeds will be forwarded only upon collection of payment for such shares, which may take up to 15 business days.

PURCHASES BY WIRE TRANSFER

INITIAL PURCHASES: Before making an initial investment by wire, an investor must first telephone 1-800-808-4921 to be assigned an account number. The investor's name, Fund's name, account number, taxpayer identification number or Social Security number and address must be specified in the wire. In addition, an Account Application should be promptly forwarded to the Transfer Agent at: The Advisors' Inner Circle Fund, P.O. Box 419009, Kansas City, Missouri 64141-6009.

Shareholders having an account with a commercial bank that is a member of the Federal Reserve System may purchase shares of the Fund by requesting their bank to transmit funds by wire to: United Missouri Bank; ABA #10-10-00695 for Account Number 98-7052-396-5; Further Credit: SAGE Corporate Bond Fund. The shareholder's name, the Fund's name and account number must be specified in the wire.

SUBSEQUENT PURCHASES: Additional investments may be made at any time through the wire procedures described above, which must include the shareholder's name, the Fund's name and account number. The investor's bank may impose a fee for investments by wire.

PURCHASE BY AUTOMATED CLEARING HOUSE ("ACH")

This service allows the purchase of additional shares through an electronic transfer of money from a checking or savings account. When an additional purchase is made by telephone, the Transfer Agent will automatically debit the pre-designated bank account for the desired amount. Shareholders may call 1-800-808-4921 to request an ACH transaction.

GENERAL INFORMATION REGARDING PURCHASES

A purchase order will be effective as of the day received by the Transfer Agent if the Transfer Agent receives the order and payment before 4:00 p.m., Eastern time. Payment may be made by check or readily available funds. The purchase price of shares of the Fund is the daily net asset value per share next determined after a purchase order is received. Purchases will be made in full and fractional shares of the Fund calculated to three decimal places. The Fund will not issue certificates representing shares of the Fund.

The Fund reserves the right to reject a purchase order when the Distributor or the Transfer Agent determines that it is not in the best interest of the Trust, the Fund and/or its shareholders to accept such offer.

REDEMPTIONS

Redemption orders received by the Transfer Agent prior to 4:00 p.m., Eastern time on any Business Day will be effective that day. The redemption price of shares of the Fund is the net asset value per share of that Fund next determined after a valid redemption order, in good form, is received. Payment on redemption will be made as promptly as possible and, in any event, within seven days after the redemption order is received. Shareholders may not close their accounts by telephone.

Shareholders may receive redemption payments in the form of a check or by Federal Reserve or ACH wire transfer. There is no charge for having a check for redemption proceeds mailed. A wire charge, currently $10.00, will be deducted from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder, except that certain institutions may be exempt from this charge. Shareholders cannot redeem shares of the Fund by Federal Reserve wire on federal holidays restricting

8

wire transfers. The Fund does not charge for ACH wire transactions; however, such transactions will not be posted to a shareholder's bank account until the second Business Day following the transaction.

Shareholders are granted telephone redemption privileges automatically. Neither the Trust nor the Transfer Agent will be responsible for the authenticity of the redemption instructions received by telephone if it reasonably believes those instructions are genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and may be liable for losses resulting from unauthorized or fraudulent telephone transactions if it does not employ those procedures.

The right of redemption may be suspended or the date of payment of redemption proceeds postponed during certain periods as set forth more fully in the Statement of Additional Information.

NET ASSET VALUE

The net asset value per share of the Fund is determined by dividing the total market value of the Fund's investments and other assets, less any liabilities, by the total outstanding shares of the Fund. Net asset value per share is determined daily as of 4:00 p.m., Eastern time on any Business Day. The Fund will use a pricing service to provide market quotations. The pricing service may use a matrix system of valuation for fixed income securities which considers factors such as securities prices, yield features, call features, ratings and developments related to a specific security.

PERFORMANCE

From time to time, the Fund may advertise its yield and total return. These figures will be based on historical results and are not intended to indicate future performance. No representation can be made regarding actual future yields or returns. The yield of the Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year and is shown as a percentage of the investment.

The total return of the Fund refers to the average compounded rate of return on a hypothetical investment, for designated time periods (including but not limited to the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions.

The Fund may periodically compare its performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Services, Inc.), financial and business publications and periodicals, broad groups of comparable mutual funds, unmanaged indices, including indices produced by Lehman Brothers, which may assume investment of dividends but generally do not reflect deductions for administrative and management costs, or other investment alternatives. The Fund may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance. The Fund may quote Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. The Fund may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Fund may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

The Fund may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

9

TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action.

No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or its shareholders. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes.

TAX STATUS OF THE FUND

The Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other portfolios. The Fund intends to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as the Fund qualifies for this special tax treatment, it will be relieved of federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) which it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

The Fund will distribute all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from net investment income will be taxable to shareholders as ordinary income whether received in cash or in additional shares. Distributions from net investment income will qualify for the dividends-received deduction for corporate shareholders only to the extent such distributions are derived from dividends paid by domestic corporations; dividends of the Fund are not expected to qualify for this deduction. Any net capital gain will be distributed annually and will be taxed to shareholders as long-term capital gain, regardless of how long the shareholder has held shares. The Fund will make annual reports to shareholders of the federal income tax status of all distributions.

Income received on direct U.S. obligations is exempt from income tax at the state level when received directly and may be exempt, depending on the state, when received by a shareholder from the Fund provided certain state-specific conditions are satisfied. The Fund will inform shareholders annually of the percentage of income and distributions, if any, derived from direct U.S. obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from the Fund is considered tax exempt in their particular state.

Dividends declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year, if paid by the Fund at any time during the following January.

The Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax.

Sale, exchange or redemption of the Fund's shares is a taxable event to the shareholder.

GENERAL INFORMATION

THE TRUST

The Trust, an open-end management investment company, was organized under Massachusetts law as a business trust under a Declaration of Trust dated July 18, 1991. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of shares. All consideration received by the Trust for shares of any portfolio and all assets of such portfolio belong to that portfolio and are subject to liabilities related thereto. The Trust reserves the right to create and issue shares of additional portfolios.

The Fund pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses and pays additional expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the Trust's other expenses, including audit and legal expenses. The Fund's expense ratios are disclosed under "Expense Summary."

10

TRUSTEES OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

VOTING RIGHTS

Each shareholder of record is entitled to one vote or fraction thereof for each share or fractional share held. The Fund will vote separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders but shareholders' approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

REPORTING

The Trust issues unaudited financial information semiannually and audited financial statements annually for the Fund. The Trust also furnishes periodic reports and, as necessary, proxy statements to shareholders of record.

SHAREHOLDER INQUIRIES

Shareholder inquiries should be directed to The Advisors' Inner Circle Fund, P.O. Box 419009, Kansas City, Missouri 64141-6009 or by calling 1-800-932-7781.
Purchase and redemption transactions should be made through the Transfer Agent by calling 1-800-808-4921.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends of substantially all of its net investment income (exclusive of capital gains) quarterly and pays such dividends on the first Business Day of each quarter. Shares purchased begin earning dividends on the Business Day following receipt of funds by the Transfer Agent. Normally, this will occur within two Business Days after an order is received. If any capital gain is realized, substantially all of it will be distributed at least annually.

Shareholders automatically receive all income dividends and capital gain distributions in additional shares, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Transfer Agent at least 15 days prior to the distribution. Shareholders may receive payments for cash distributions in the form of a check or ACH.

Dividends and other distributions of the Fund are paid on a per-share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a distribution of capital gains, a shareholder will pay the full price for the shares and receive some portion of the price back as a taxable distribution or dividend.

COUNSEL AND INDEPENDENT PUBLIC ACCOUNTANTS

Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.

CUSTODIAN

CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 acts as custodian (the "Custodian") of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the Investment Company Act of 1940, as amended (the "1940 Act").

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following is a description of some permitted investments for the Fund, and the associated risk factors:

AMERICAN DEPOSITARY RECEIPTS ("ADRs")-- ADRs are securities, typically issued by a U.S.

11

financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas, an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES--Asset-backed securities are secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

CORPORATE BONDS--A corporate bond is a debt instrument issued by a private domestic or foreign corporation, as distinct from one issued by a governmental agency or municipality. Corporate bonds generally have the following features:
(1) they are taxable; (2) they have a par value of $1,000 (domestic bonds); and
(3) they have a term maturity. They are sometimes traded on major exchanges.

FIXED INCOME SECURITIES--The market value of the fixed income investments in which the Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect the Fund's net asset value.

INVESTMENT COMPANY SECURITIES--The Fund may invest up to 10% of its total assets in the securities of other open-end investment companies that invest exclusively in those securities which the Fund may invest directly. The Fund's purchase of investment company securities will cause shareholders to bear not only their proportionate share of the expenses of the Fund (including operating expenses and the fees of the Adviser), but also similar expenses of the underlying investment companies.

LOAN PARTICIPATIONS--Loan Participations are interests in loans to U.S. corporations which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member ("intermediary bank"). In a loan participation, the borrower corporation will be deemed to be the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risks generally associated with the underlying corporate borrower. In the event of the bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Under the terms of a loan participation, the Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent. The secondary market, if any, for these loan participations is limited.

MONEY MARKET INSTRUMENTS--Money market instruments include short-term U.S. Government Securities; custodial receipts evidencing separately

12

traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by an NRSRO or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities.

BANKERS' ACCEPTANCES: Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT: Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER: Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

TIME DEPOSITS: Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

MORTGAGE-BACKED SECURITIES--Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages and adjustable rate mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue.

GOVERNMENT PASS-THROUGH SECURITIES: These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Fannie Mae and the Federal Home Loan Mortgage Corporation ("FHLMC"). Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, Fannie Mae and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and Fannie Mae also each guarantees timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

PRIVATE PASS-THROUGH SECURITIES: These are mortgage-backed securities issued by a non-governmental entity, such as a trust. These securities include collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs") that are rated in one of the top four rating categories. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

CMOS: CMOs are debt obligations or multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a

13

CMO in a variety of ways. Each class of a CMO, often referred to as a "tranche," is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier then their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.

REMICS: A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae, FHLMC or GNMA represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. GNMA REMIC Certificates are supported by the full faith and credit of the U.S. Treasury.

ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS"): ARMS are a form of pass-through security representing interests in pools of mortgage loans whose interest rates are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the value of ARMS, like other debt securities, generally vary inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the values of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interests rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

STRIPPED MORTGAGE-BACKED SECURITIES ("SMBS"): SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments and is thus termed an interest-only class ("IO"), while the other class may receive all of the principal payments and is thus termed the principal-only class ("PO"). The value of IOs tends to increase as rates rise and decrease as rates fall; the opposite is true of POs. SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities. During times when interest rates are experiencing fluctuations, such securities can be difficult to price on a consistent basis. The market for SMBs is not as fully developed as other markets; SMBs therefore may be illiquid.

ESTIMATED AVERAGE LIFE: Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life.

14

OBLIGATIONS OF SUPRANATIONAL ENTITIES-- Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and Nordic Investment Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

PREFERRED STOCK--Preferred stock is a class of equity security that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Investment in preferred stocks are subject to market risks that may cause their prices to fluctuate over time. Changes in the value of preferred stock will not necessarily affect cash income derived from these securities but will affect the Fund's net asset value.

REPURCHASE AGREEMENTS--Repurchase agreements are agreements by which the Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The Custodian will hold the security as collateral for the repurchase agreement. The Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from exercising its right to dispose of the collateral or if the Fund realizes a loss on the sale of the collateral. The Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act.

REVERSE REPURCHASE AGREEMENTS--Reverse repurchase agreements are agreements by which the Fund sells securities to financial institutions and simultaneously agrees to repurchase those securities at a mutually agreed-upon date and price. At the time the Fund enters into a reverse repurchase agreement, the Fund will place liquid assets having a value equal to the repurchase price in a segregated custodial account and monitor this account to ensure equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements may be considered to be borrowings by the Fund under the 1940 Act.

SECURITIES OF FOREIGN GOVERNMENTS--The Fund may invest in U.S. dollar denominated obligations or securities of the Government of Canada and its provincial and local governments and U.S. dollar denominated securities issued or guaranteed by foreign governments, their political subdivisions, agencies or instrumentalities. Permissible investments may consist of obligations or foreign branches of U.S. banks and of foreign banks, including Yankee Certificates of Deposit. In addition, the Fund may invest in American Depositary Receipts. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

SECURITIES OF FOREIGN ISSUERS--There are certain risks connected with investing in foreign securities. These include risks of adverse political and economic developments (including possible governmental seizure or nationalization of assets), the possible imposition of exchange controls or other governmental restrictions, less uniformity in accounting and reporting requirements, the

15

possibility that there will be less information on such securities and their issuers available to the public, the difficulty of obtaining or enforcing court judgments abroad, restrictions on foreign investments in other jurisdictions, difficulties in effecting repatriation of capital invested abroad, and difficulties in transaction settlements and the effect of delay on shareholder equity. Foreign securities may be subject to foreign taxes, and may be less marketable than comparable U.S. securities. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund.

U.S. GOVERNMENT SECURITIES--U.S. Government securities consist of bills, notes and bonds issued by the U.S. Treasury, separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"), and obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, FHLMC, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

VARIABLE AND FLOATING RATE INSTRUMENTS-- Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED SECURITIES--When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Fund will maintain with the Custodian a separate account with liquid securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

Summary......................................          2
Expense Summary..............................          3
The Trust and The Fund.......................          4
Investment Objective and Policies............          4
Portfolio Turnover...........................          4
Investment Limitations.......................          4
The Adviser..................................          5
The Sub-Adviser..............................          5
The Administrator............................          6
The Transfer Agent...........................          6
The Distributor..............................          6
Purchase and Redemption of Shares............          6
Performance..................................          8
Taxes........................................          9
General Information..........................          9
Description of Permitted Investments and Risk
  Factors....................................         11

Trust:
THE ADVISORS' INNER CIRCLE FUND

Fund:

SAGE CORPORATE BOND FUND

Adviser:

SAGE GLOBAL FUNDS, LLC

Sub-Adviser:

STANDARD ASSET GROUP, INC.

Distributor:

SEI INVESTMENTS DISTRIBUTION CO.

Administrator:

SEI FUND RESOURCES

Legal Counsel:

MORGAN, LEWIS & BOCKIUS LLP

Independent Public Accountants:

ARTHUR ANDERSEN LLP

            , 1997

                                     TRUST:

                        THE ADVISORS' INNER CIRCLE FUND

                                     FUND:

                            SAGE CORPORATE BOND FUND

                              INVESTMENT ADVISER:

                             SAGE GLOBAL FUNDS, LLC

This STATEMENT OF ADDITIONAL INFORMATION is not a prospectus and relates only to the SAGE Corporate Bond Fund (the "Fund"). It is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund (the "Trust") and the Fund and should be read in conjunction with
the Fund's Prospectus dated            , 1997. The Prospectus for the Fund may
be obtained by calling 1-800-932-7781.

TABLE OF CONTENTS

THE TRUST.............................................................................        S-2
DESCRIPTION OF PERMITTED INVESTMENTS..................................................        S-2
INVESTMENT LIMITATIONS................................................................        S-5
THE ADVISER...........................................................................        S-6
THE SUB-ADVISER.......................................................................        S-6
THE ADMINISTRATOR.....................................................................        S-6
THE DISTRIBUTOR.......................................................................        S-7
TRUSTEES AND OFFICERS OF THE TRUST....................................................        S-8
PERFORMANCE INFORMATION...............................................................       S-10
PURCHASE AND REDEMPTION OF SHARES.....................................................       S-10
DETERMINATION OF NET ASSET VALUE......................................................       S-11
TAXES.................................................................................       S-11
PORTFOLIO TRANSACTIONS................................................................       S-12
DESCRIPTION OF SHARES.................................................................       S-13
SHAREHOLDER LIABILITY.................................................................       S-13
LIMITATION OF TRUSTEES' LIABILITY.....................................................       S-13
EXPERTS...............................................................................       S-13

           , 1997
SAG-F-002-01

THE TRUST

This Statement of Additional Information relates only to the SAGE Corporate Bond Fund (the "Fund"). The Fund is a separate series of The Advisors' Inner Circle Fund (the "Trust"), an open-end investment management company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated July 18, 1991. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of shares of beneficial interest ("shares"). Each portfolio is a separate mutual fund, and each share of each portfolio represents an equal proportionate interest in that portfolio. See "Description of Shares." No investment in shares of a portfolio should be made without first reading that portfolio's prospectus. Capitalized terms not defined herein are defined in the Prospectus offering shares of the Fund.

DESCRIPTION OF PERMITTED INVESTMENTS

The following sets forth certain information as a supplement to the "Investment Objective and Policies" and "Description of Permitted Investments and Risk Factors" sections of the Prospectus.

AMERICAN DEPOSITARY RECEIPTS

The Fund may invest in American Depositary Receipts. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

ASSET-BACKED SECURITIES

The Fund may invest in asset-backed securities secured by assets including company receivables, truck and auto loans, leases and credit card receivables. The Fund may invest in other asset-backed securities that may be created in the future if the Adviser or Sub-Adviser determines they are suitable. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with collateralized mortgage obligations ("CMOs"). In addition, credit card receivables are unsecured obligations of the card holder. There may be a limited secondary market for asset-backed securities.

INVESTMENT COMPANY SHARES

The Fund may invest up to 10% of its total assets in shares of other investment companies that invest exclusively in those securities in which the Fund may invest directly. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. The Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. Under applicable regulations, the Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

MORTGAGE-BACKED SECURITIES

The Fund may invest in mortgage-backed securities, principally collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single-family detached properties).

Many CMOs are issued with a number of classes or series that have different maturities and are retired in sequence. Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves generally are not guaranteed.

REMICs, which were authorized under the Internal Revenue Code of 1986, as amended (the "Code"), are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are a form of CMO, and issue multiple classes of securities.

OBLIGATIONS OF SUPRANATIONAL AGENCIES

The Fund may purchase obligations of supranational agencies. Currently, the Fund only intends to invest in obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and Nordic Investment Bank.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with primary securities dealers recognized by the Federal Reserve Bank of New York or with national member banks as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended. A repurchase agreement will have an agreed-upon price (including principal and interest) and an agreed-upon repurchase date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed-upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

The repurchase agreements entered into by the Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement; the Adviser monitors compliance with this requirement. Under all repurchase agreements entered into by the Fund, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Federal Bankruptcy Code provides protection for proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

UNITED STATES GOVERNMENT AGENCIES

Certain United States Government agencies have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. Agencies of the United States Government which issue such obligations consist of, among others, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Government National Mortgage Association ("GNMA"), Maritime Administration, Small Business Administration, and the Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae and the United States Postal Service. Some of these securities are supported by the full faith and credit of the United States Treasury. Others are supported by the right of the issuer to borrow from the Treasury and still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the United States Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

VARIABLE OR FLOATING RATE INSTRUMENTS

The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the Adviser, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for the Fund. The Adviser or Sub-Adviser will monitor on an ongoing basis the earnings power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

WHEN-ISSUED SECURITIES

The Fund may purchase debt obligations on a when-issued basis, in which case delivery and payment normally take place on a future date. The Fund will make commitments to purchase obligations on a when-issued basis only with the intention of actually acquiring the securities, but may sell them before the settlement date. During the period prior to the settlement date, the securities are subject to market fluctuation, and no interest accrues on the securities to the purchaser. The payment obligation and the interest rate that will be received on the securities at settlement are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis may be used as a form of leveraging because the purchaser may accept the market risk prior to payment for the securities. The Fund, however, will not use such purchases for leveraging; instead, as disclosed in the Prospectus, the Fund will set aside assets to cover its commitments. If the value of these assets declines, the Fund will place additional liquid assets aside on a daily basis so that the value of the assets set aside is equal to the amount of the commitment.

INVESTMENT LIMITATIONS
FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Fund that cannot be changed without the consent of the holders of a majority of the Fund's outstanding shares. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

1.  Acquire more than 10% of the voting securities of any one issuer.

2.  Invest in companies for the purpose of exercising control.

3. Issue any class of senior security or sell any senior security of which it is the issuer, except that the Fund may borrow from any bank, provided that immediately after any such borrowing there is asset coverage of at least 300% for all borrowings of the Fund, and further provided that, to the extent that such borrowings exceed 5% of the Fund's total assets, all borrowings shall be repaid before the Fund makes additional investments. The term "senior security" shall not include any temporary borrowings that do not exceed 5% of the value of the Fund's total assets at the time the Fund makes such temporary borrowing. In addition, investment strategies that either obligate the Fund to purchase securities or require the Fund to segregate assets will not be considered borrowings or senior securities. This investment limitation shall not preclude the Fund from issuing multiple classes of shares in reliance on SEC rules or orders.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Purchase or sell real estate, real estate limited partnership interests, physical commodities or commodities contracts except that the Fund may purchase commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. Make short sales of securities, maintain a short position or purchase securities on margin, except that a Fund may obtain short-term credits as necessary for the clearance of security transactions and sell securities short "against the box."

7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling the Fund security.

8. Purchase securities of other investment companies except as permitted by the Investment Company Act of 1940, as amended (the "1940 Act") and the rules and regulations thereunder.

NON-FUNDAMENTAL POLICIES

The following investment limitation of the Fund is non-fundamental and may be changed by the Trust's Board of Trustees without shareholder approval:

1. The Fund may not invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets.

Except with respect to the Fund's policy concerning borrowing and illiquid securities, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction.

THE ADVISER

SAGE Global Funds, LLC (the "Adviser" or "SAGE") and the Trust have entered into an advisory agreement dated _________, 1997 (the "Advisory Agreement"). The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .60% of the average daily net assets of the Fund. The Adviser has voluntarily agreed to waive a portion of its advisory fees in order to limit total operating expenses of the Fund to not more than
 .90% of average daily net assets. The Adviser reserves the right, in its sole discretion, to terminate its fee waiver at any time. Additionally, the Adviser has contractually agreed to waive its entire advisory fee for any calendar year which follows a calendar year in which the Fund's net asset value per share declines, adjusted for dividends and distributions paid during such year.

For the fiscal year ended October 31, 1996, the Fund had not commenced operations and therefore did not pay advisory fees.

THE SUB-ADVISER

Standard Asset Group, Inc. serves as investment sub-adviser to the Fund pursuant to a sub-advisory agreement by and between Standard Asset Group, Inc. and the Adviser (the "Sub-Advisory Agreement"). Pursuant to the Sub-Advisory Agreement, Standard Asset Group, Inc. is entitled to receive a sub-advisory fee, which is calculated daily and paid monthly at an annual rate of .20% of the average daily net assets of the Fund. The Sub-Advisor has voluntarily agreed to waive its sub-advisory fees in the same proportion as the Adviser waives its advisory fees from the Fund. In addition, the Sub-Adviser will not be entitled to receive sub-advisory fees during any calendar year in which the Adviser is not entitled to receive any advisory fees.

For the fiscal year ended October 31, 1996, the Fund had not commenced operations and therefore did not pay sub-advisory fees.

THE ADMINISTRATOR

The Administration Agreement provides that SEI Fund Resources (the "Administrator") shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated (a) by the mutual written agreement of the parties; (b) by either party of the Administration Agreement on 90 days' written notice, as of the end of the initial term or the end of any renewal term; (c) by either party of the Administration Agreement on such date as is specified in written notice given by the terminating party, in the event of a material breach of the Administration Agreement by the other party, provided the terminating party has notified the other party of such breach at least 45 days' prior to the specified date of termination and the breaching party has not remedied such breach by the specified date; (d) effective upon the liquidation of the Administrator; or (e) as to the Fund or the Trust, effective upon the liquidation of the Fund or the Trust, as the case may be.

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CoreFunds, Inc., CrestFunds, Inc., CUFUND, The Expedition Funds, FMB Funds, Inc., First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Marquis-Registered Trademark- Funds, Monitor Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, Profit Funds Investment Trust, Rembrandt Funds-Registered Trademark-, Santa Barbara Group of Mutual Funds, Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, and TIP Funds.

The Administrator will not be required to bear expenses of the Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Code. The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.

For the fiscal year ended October 31, 1996, the Fund had not commenced operations and therefore did not pay administration fees.

THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, and the Trust are parties to a distribution agreement (the "Distribution Agreement"). The Distributor will not receive compensation for distribution of shares of the Fund.

The Distribution Agreement shall remain in effect for a period of two years after the effective date of the agreement and is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

For the fiscal year ended October 31, 1996, the Fund had not commenced operations and therefore did not pay distribution fees.

TRUSTEES AND OFFICERS OF THE TRUST

The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following:
The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Bishop Street Funds, CoreFunds, Inc., CrestFunds, Inc., CUFUND, The Expedition Funds, FMB Funds, Inc., First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc, HighMark Funds, Marquis Funds-Registered Trademark-, Monitor Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, Profit Funds Investment Trust, Rembrandt Funds-Registered Trademark-, Santa Barbara Group of Mutual Funds, Inc., Boston 1784 Funds-Registered Trademark-, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust and TIP Funds, each of which is an open-end management investment company managed by SEI Fund Resources or its affiliates and, except for Profit Funds Investment Trust, Rembrandt
Funds-Registered Trademark-, and Santa Barbara Group of Mutual Funds, Inc., are distributed by SEI Investments Distribution Co..

ROBERT A. NESHER (DOB 08/17/46)--Chairman of the Board of Trustees*--Retired since 1994. Executive Vice President of SEI, 1986-1994. Director and Executive Vice President of the Administrator and the Distributor, 1981-1994. Trustee of The Arbor Fund, The Expedition Funds, Marquis-Registered Trademark- Funds, The Advisors' Inner Circle Fund, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Insurance Investment Products Trust, Boston 1784 Funds-Registered Trademark-, Pillar Funds and Rembrandt Funds.

JOHN T. COONEY (DOB 01/20/27)--Trustee**--569 N. Post Oak Lane, Houston, TX 77024. Retired since 1992. Formerly Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989. Trustee of The Arbor Fund, The Expedition Funds, Marquis-Registered Trademark- Funds, and The Advisors' Inner Circle Fund.

WILLIAM M. DORAN (DOB 05/26/40)--Trustee*--2000 One Logan Square, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Administrator and Distributor, Director and Secretary of SEI. Trustee of The Arbor Fund, The Expedition Funds, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, SEI Asset Allocation Trust, SEI Institutional Investments Trust, Insurance Investment Products Trust, The Advisors' Inner Circle Fund, and Marquis-Registered Trademark- Funds.

FRANK E. MORRIS (DOB 12/30/23)--Trustee**--105 Walpole Street, Dover, MA 02030. Retired since 1990. Peter Drucker Professor of Management, Boston College, 1989-1990. President, Federal Reserve Bank of Boston, 1968-1988. Trustee of The Arbor Fund, The Expedition Funds, Marquis-Registered Trademark- Funds, The Advisors'Inner Circle Fund, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, Insurance Investment Products Trust, SEI Asset Allocation Trust and SEI Institutional Investments Trust.

ROBERT A. PATTERSON (DOB 11/05/27)--Trustee**--208 Old Main, University Park, PA 16802. Pennsylvania State University, Senior Vice President, Treasurer (Emeritus). Financial and Investment Consultant, Professor of Transportation (1984-present). Vice President-Investments, Treasurer, Senior Vice President (Emeritus) (1982-1984). Director, Pennsylvania Research Corp.; Member and Treasurer, Board of Trustees of Grove City College. Trustee of The Arbor Fund, The Expedition Funds, Marquis-Registered Trademark- Funds, and The Advisors' Inner Circle Fund.

GENE PETERS (DOB 06/03/29)--Trustee**--943 Oblong Road, Williamstown, MA 01267. Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America

(petroleum service company) (1980-1986). President of Gene Peters and Associates (import company) (1978-1980). President and Chief Executive Officer of Jos. Schlitz Brewing Company before 1978. Trustee of The Arbor Fund, The Expedition Funds, Marquis-Registered Trademark- Funds and The Advisors'Inner Circle Fund.

JAMES M. STOREY (DOB 04/12/31)--Trustee**--Partner, Dechert Price & Rhoads, from September 1987 - December 1993; Trustee of The Arbor Fund, The Expedition Funds, Marquis-Registered Trademark- Funds, The Advisors'Inner Circle Fund, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, Insurance Investment Products Trust, SEI Asset Allocation Trust, and SEI Institutional Investments Trust.

DAVID G. LEE (DOB 04/16/52)--President and Chief Executive Officer--Senior Vice President of the Administrator and Distributor since 1993. Vice President of the Administrator and Distributor, 1991-1993. President, GW Sierra Trust Funds before 1991.

SANDRA K. ORLOW (DOB 10/18/53)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Administrator and Distributor since 1988.

KEVIN P. ROBINS (DOB 04/15/61)--Vice President and Assistant Secretary--Senior Vice President, General Counsel and Assistant Secretary of SEI, Senior Vice President, General Counsel and Secretary of the Administrator and Distributor since 1994. Vice President and Assistant Secretary of SEI, the Administrator and Distributor, 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1988-1992.

RICHARD W. GRANT (DOB 10/25/45)--Secretary--2000 One Logan Square, Philadelphia, PA 19103, Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Administrator and Distributor.

KATHRYN L. STANTON (DOB 11/19/58)--Vice President and Assistant
Secretary--Deputy General Counsel of SEI, Vice President and Assistant Secretary of the Administrator and Distributor since 1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1989-1994.

JOSEPH P. LYDON (DOB 09/27/59)--Vice President and Assistant
Secretary--Director, Business Administration of Fund Resources, April 1995. Vice President, Fund Group, Dremen Value Management, LP, President Dremen Financial Services, Inc. prior to 1995.

MARK NAGLE (DOB 10/20/59)--Controller and Chief Financial Officer--Vice President of Fund Accounting and Administration of SEI Fund Resources since November 1996. Vice President of Fund Accounting, BISYS Fund Services, September 1995 to November 1996. Senior Vice President and Site Manager, Fidelity Investments, 1981 to September 1995.

TODD B. CIPPERMAN (DOB 02/14/66)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of SEI, the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm) (1994-1995). Associate, Winston & Strawn (law firm) (1991-1994).

BARBARA A. NUGENT (DOB 06/18/56)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of SEI, the Administrator and Distributor since 1996. Associate, Drinker Biddle & Reath (law firm) (1994-1996). Assistant Vice President/Administration, Delaware Service Company, Inc. (1992-1993); Assistant Vice President--Operations of Delaware Service Company, Inc. (1988-1992).

MARC H. CAHN (DOB 06/19/57)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of SEI, the Administrator and Distributor since 1996. Associate General Counsel, Barclays Bank PLC (1995-1996). ERISA counsel, First Fidelity Bancorporation (1994-1995), Associate, Morgan, Lewis & Bockius LLP (1989-1994).

------------------------

 * Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act.

** Messrs. Cooney, Morris, Patterson, Peters and Storey serve as members of the Audit Committee of the Trust.

The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust. The Trust pays the fees for unaffiliated Trustees.

The following table exhibits Trustee compensation for the fiscal year ended October 31, 1996.

                                              AGGREGATE COMPENSATION FROM REGISTRANT   PENSION OR RETIREMENT BENEFITS
                                               FOR THE FISCAL YEAR ENDED OCTOBER 31,      ACCRUED AS PART OF TRUST
NAME OF PERSON, POSITION                                       1996                               EXPENSES
--------------------------------------------  ---------------------------------------  -------------------------------
John T. Cooney, Trustee.....................                 $   9,859                                  N/A
Frank E. Morris, Trustee....................                 $  10,006                                  N/A
Robert Patterson, Trustee...................                 $  10,006                                  N/A
Eugene B. Peters, Trustee...................                 $  10,006                                  N/A
James M. Storey, Esq., Trustee..............                 $  10,006                                  N/A
William M. Doran, Esq., Trustee.............                 $       0                                  N/A
Robert A. Nesher, Chairman of the Board.....                 $       0                                  N/A

PERFORMANCE INFORMATION

From time to time, the Trust may advertise yield and total return of the Fund. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns. The yield of the Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

Yield = 2[((a - b)/cd+1)(6) - 1], where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

The total return of the Fund refers to the average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)(n) = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 payment made at the beginning of the designated time period.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through the Distributor on a day on which the Federal Reserve Banks are open for business. Shares of the Fund are offered on a continuous basis. Currently, the holidays observed by the Federal Reserve Banks are as follows: New Year's Day, Presidents' Day, Martin Luther King Jr. Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. The Trust has received exemptive relief from the Securities and Exchange Commission (the "SEC"), which permits the Trust to make in-kind redemptions to those shareholders that are affiliated with the Fund solely by their ownership of a certain percentage of the Fund.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which the disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of any Fund for any period during which the New York Stock Exchange, the Adviser, the Administrator, the Transfer Agent and/or the custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

The securities of the Fund are valued by the Administrator. The Administrator will use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations of fixed income securities, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

TAXES

The following is only a summary of certain tax considerations generally affecting the Fund and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local tax liabilities.

FEDERAL INCOME TAX

The following discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The Fund intends to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

In order to qualify for treatment as a RIC under the Code, the Fund generally must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income;
(ii) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of stocks or securities held for less than three months; (iii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iv) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. Notwithstanding the Distribution Requirement described above, which requires only that a Fund distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts. The Fund intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for excise tax.

Any gain or loss recognized on a sale or redemption of shares of the Fund by a non-exempt shareholder who is not a dealer in securities generally will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise generally will be treated as a short-term capital gain or loss. If shares of a Fund on which a net capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the long-term capital gain distribution.

In certain cases, the Fund will be required to withhold, and remit to the United States Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has not certified to the Fund that such shareholder is not subject to backup withholding.

If the Fund fails to qualify as a RIC for any taxable year, it will be subject to tax on its taxable income at regular corporate rates. In such an event, all distributions from that Fund generally would be eligible for the corporate dividend received deduction.

STATE TAXES

The Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Fund shareholders should consult with their tax advisers regarding the state and local tax consequences of investments in the Fund.

PORTFOLIO TRANSACTIONS

The Fund has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees of the Trust, the Adviser and Sub-Adviser are responsible for placing the orders to execute transactions for the Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While each of the Adviser and Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.

The money market instruments in which the Fund invests are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser and Sub-Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Fund will primarily consist of dealer spreads and underwriting commissions.

It is expected that the Fund may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

Since the Trust does not market its shares through intermediary brokers or dealers, it is not the Trust's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Adviser and Sub-Adviser may place portfolio orders with qualified broker-dealers who recommend the Fund's shares to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

The Fund is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act, which the Fund has acquired during its most recent fiscal year. For the fiscal year ended October 31, 1996, the Fund had not commenced operations.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each portfolio, each of which represents an equal proportionate interest in the portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the portfolio. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

EXPERTS

Arthur Andersen LLP serves as independent public accountants to the Trust.

                           PART C: OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS:

    (a) Financial Statements

       Part--A Not Applicable

       Part--B Not Applicable

    (b) Additional Exhibits

(1)(a)     Registrant's Agreement and Declaration of Trust dated June 29, 1993 is incorporated herein by reference to Registrant's Registration Statement on
             Form N-1A (File No. 33-42484), filed with the Securities and Exchange
             Commission on August 29, 1991.
(1)(b)     Registrant's Amendment to the Agreement and Declaration of Trust dated
             December 2, 1996, is incorporated herein by reference to Post-Effective
             Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File
             No. 33-42484), filed with the Securities and Exchange Commission on
             December 13, 1996.
(1)(c)     Registrant's Amendment to the Agreement and Declaration of Trust dated
             February 18, 1997, is incorporated herein by reference to Post-Effective
             Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File
             No. 33-42484), filed with the Securities and Exchange Commission on
             February 27, 1997.
(2)(a)     Registrant's By-Laws are incorporated herein by reference to Registrant's
             Registration Statement on Form N-1A (File No. 33-42484), filed with the
             Securities and Exchange Commission on August 29, 1991.
(2)(b)     Registrant's Amended and Restated By-Laws are incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's Registration
             Statement on Form N-1A (File No. 33-42484), filed with the Securities and
             Exchange Commission on December 12, 1996.
(3)        Not Applicable.
(4)        Not Applicable.
(5)(a)     Investment Advisory Agreement between Registrant and Oak Associates with respect to White Oak Growth Stock Fund and Pin Oak Aggressive Stock Fund
             dated July 20, 1992 as originally filed with Post-Effective Amendment No.
             3 to Registrant's Registration Statement on Form N-1A (File No. 33-42484),
             filed with the Securities and Exchange Commission on May 22, 1992 is
             incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.
(5)(b)     Investment Advisory Agreement between Registrant and HGK Asset Management,
             Inc. with respect to HGK Fixed Income Fund dated August 15, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's
             Registration Statement on Form N-1A (File No. 33-42484), filed with the
             Securities and Exchange Commission on June 15, 1994 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28,
             1996.

(5)(c)     Investment Advisory Agreement between Registrant and AIG Capital Management
             Corp. with respect to AIG Money Market Fund originally filed with
             Post-Effective Amendment No. 17 to Registrant's Registration Statement on
             Form N-1A (File No. 33-42484), filed with the Securities and Exchange
             Commission on September 19, 1994 is incorporated herein by reference to
             Post-Effective Amendment No. 28 filed February 27, 1997.
(5)(d)     Investment Advisory Agreement between Registrant and First Manhattan Co.
             with respect to FMC Select Fund dated May 3, 1995 as originally filed with
             Post-Effective Amendment No. 19 to Registrant's Registration Statement on
             Form N-1A (File No. 33-42484) filed with the Securities and Exchange
             Commission on February 1, 1995 is incorporated herein by reference to
             Post-Effective Amendment No. 24 filed on February 28, 1996.
(5)(e)     Investment Advisory Agreement between Registrant and CRA Real Estate
             Securities L.P. dated December 31, 1996 with respect to the CRA Realty
             Shares Portfolio is incorporated herein by reference to Post-Effective
             Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File
             No. 33-42484) filed with the Securities and Exchange Commission on May 22,
             1997.
(5)(f)     Form of Investment Advisory Agreement between Registrant and MDL Capital
             Management, Inc. with respect to the MDL Broad Market Fixed Income
             Portfolio and the MDL Large Cap Growth Equity Portfolio is incorporated herein by reference to Post-Effective Amendment No. 29 to Registrant's
             Registration Statement on Form N-1A (File No. 33-42484), filed with the
             Securities and Exchange Commission on May 22, 1997.
(5)(g)     Form of Investment Advisory Agreement between Registrant and SAGE Global
             Funds, LLC with respect to the SAGE Corporate Bond Fund is filed herewith.
(5)(h)     Form of Investment Sub-Advisory Agreement between SAGE Global Funds, LLC and
             Standard Asset Group, Inc. with respect to the SAGE Corporate Bond Fund is filed herewith.
(6)(a)     Amended and Restated Distribution Agreement between Registrant and SEI
             Financial Services Company dated August 8, 1994 as originally filed with
             Post-Effective Amendment No. 17 to Registrant's Registration Statement on
             Form N-1A (File No. 33-42484) filed with the Securities and Exchange
             Commission on September 19, 1994 is incorporated herein by reference to
             Post-Effective Amendment No. 24 filed on February 28, 1996.
(6)(b)     Distribution Agreement between Registrant and CCM Securities, Inc. dated
             February 28, 1997 is incorporated herein by reference to Post-Effective
             Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File
             No. 33-42484), filed with the Securities and Exchange Commission on June
             30, 1997.
(7)        Not Applicable.
(8)        Custodian Agreement between Registrant and CoreStates Bank N.A. originally filed Pre-Effective Amendment No. 1 to Registrant's Registration Statement
             on Form N-1A (File No. 33-42484), filed with the Securities and Exchange
             Commission on October 28, 1991 is incorporated herein by reference to
             Post-Effective Amendment No. 28 filed on February 27, 1997.

(9)(a)     Amended and Restated Administration Agreement between Registrant and SEI
             Financial Management Corporation, including schedules relating to Clover
             Capital Equity Value Fund, Clover Capital Fixed Income Fund, White Oak
             Growth Stock Fund, Pin Oak Aggressive Stock Fund, Roulston Midwest Growth
             Fund, Roulston Growth and Income Fund, Roulston Government Securities
             Fund, A+P Large-Cap Fund, Turner Fixed Income Fund, Turner Small Cap Fund,
             Turner Growth Equity Fund, Morgan Grenfell Fixed Income Fund, Morgan
             Grenfell Municipal Bond Fund and HGK Fixed Income Fund dated May 17, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's
             Registration Statement on Form N-1A (File No. 33-42484), filed with the
             Securities and Exchange Commission on June 15, 1994 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28,
             1996.
(9)(b)     Schedule dated November 11, 1996 to Administration Agreement dated November
             14, 1991 as Amended and Restated May 17, 1994 adding the CRA Realty Shares
             Portfolio is incorporated herein by reference to Post-Effective Amendment
             No. 29 to Registrant's Registration Statement on Form N-1A (File No.
             33-42484), filed with the Securities and Exchange Commission on May 22,
             1997.
(9)(c)     Shareholder Service Plan and Agreement for the Class A Shares of the CRA
             Realty Shares Portfolio is incorporated herein by reference to
             Post-Effective Amendment No. 30 to Registrant's Registration Statement on
             Form N-1A (File No. 33-42484), filed with the Securities and Exchange
             Commission on June 30, 1997.
(9)(d)     Schedule to Amended and Restated Administration Agreement dated May 8, 1995 to the Administration Agreement dated November 14, 1991 as Amended and
             Restated May 17, 1994 with respect to the FMC Select Fund is incorporated herein by reference to Post-Effective Amendment No. 28 to Registrant's
             Registration Statement on Form N-1A (File No. 33-42484), filed with the
             Securities and Exchange Commission on February 27, 1997.
(9)(e)     Consent to Assignment and Assumption of Administration Agreement dated June
             1, 1996 is incorporated herein by reference to Post-Effective Amendment
             No. 28 to Registrant's Registration Statement on Form N-1A (File No.
             33-42484), filed with the Securities and Exchange Commission on February
             27, 1997.
(9)(f)     Form of Schedule to the Amended and Restated Administration Agreement adding the MDL Broad Market Fixed Income Portfolio and the MDL Large Cap Growth
             Equity Portfolio is incorporated herein by reference to Post-Effective
             Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File
             No. 33-42484), filed with the Securities and Exchange Commission on May
             22, 1997.
(9)(g)     Form of Schedule to the Amended and Restated Administration Agreement adding the SAGE Corporate Bond Fund is filed herewith.
(10)       Opinion and Consent of Counsel is incorporated herein by reference to
             Pre-Effective Amendment No. 1 to Registrant's Registration Statement on
             Form N-1A (File No. 33-42484), filed with the Securities and Exchange
             Commission on October 28, 1991.
(11)       Consent of Independent Public Accountants is filed herewith.
(12)       Not Applicable.
(13)       Not Applicable.
(14)       Not Applicable.

(15)       Distribution Plan for The Advisors' Inner Circle Fund as originally filed with Post-Effective Amendment No. 17 to Registrant's Registration
             Statement on Form N-1A (File No. 33-42484), filed with the Securities and
             Exchange Commission on September 19, 1994 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.
(16)       Performance Quotation Computation is incorporated herein by reference to
             Post-Effective Amendment No. 13 to Registrant's Registration Statement on
             Form N-1A (File No. 33-42484), filed with the Securities and Exchange
             Commission on February 25, 1994.
(17)       Not Applicable.
(18)       Rule 18f-3 Plan is incorporated herein to exhibit (15)(a) which is incorporated herein by reference to exhibit (15)(a) to Post-Effective
             Amendment No. 21 to Registrant's Registration Statement on Form N-1A (File
             No. 33-42484), filed with the Securities and Exchange Commission on June
             1, 1995.
(24)       Powers of Attorney for David G. Lee, John T. Cooney, William M. Doran, Frank
             E. Morris, Robert A. Nesher, Gene Peters, Robert A. Patterson and James M.
             Storey are incorporated herein by reference to Post-Effective Amendment
             No. 28 to Registrant's Registration Statement on Form N-1A (File No.
             33-42484), filed with the Securities and Exchange Commission on February
             27, 1997.

Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

    See the Prospectuses and the Statements of Additional Information regarding the control relationships of The Advisors' Inner Circle Fund (the "Fund"). SEI Investments Management Corporation a wholly-owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interest in SEI Fund Resources ("the Administrator"). SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers.

Item 26.  NUMBER OF HOLDERS OF SECURITIES AS OF AUGUST 5, 1997:

                                                                                     NUMBER OF
                                                                                      RECORD
TITLE OF CLASS                                                                        HOLDERS
----------------------------------------------------------------------------------  -----------
Units of beneficial interest, without par value--
White Oak Growth Stock Fund.......................................................       6,177
Pin Oak Aggressive Stock Fund.....................................................       1,018
HGK Fixed Income Fund.............................................................         138
AIG Money Market Fund Class A.....................................................         203
AIG Money Market Fund Class B.....................................................          81
FMC Select Fund...................................................................          13
CRA Realty Shares Portfolio--Institutional Shares.................................          50
CRA Realty Shares Portfolio--Class A Shares.......................................         N/A
MDL Broad Market Fixed Income Portfolio...........................................         N/A
MDL Large Cap Growth Portfolio....................................................         N/A

Item 27.  INDEMNIFICATION:

    Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR:

    Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the Advisor is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

    OAK ASSOCIATES

    Oak Associates is the investment adviser for the White Oak Growth Stock Fund and the Pin Oak Aggressive Stock Fund. The principal address of Oak Associates is 3875 Embassy Parkway, Suite 250, Akron, OH 44333.

The list required by this Item 28 of general partners of Oak Associates, together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by Oak Associates under the Advisers Act of 1940 (SEC File No. 801-23632).

    HGK ASSET MANAGEMENT, INC.

    HGK Asset Management, Inc. is the investment adviser for the HGK Fixed Income Fund. The principal address of HGK Asset Management, Inc. is Newport Tower, 525 Washington Blvd., Jersey City, NJ 07310.

The list required by this Item 28 of general partners of HGK Asset Management, Inc., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by HGK Asset Management, Inc. under the Advisers Act of 1940 (SEC File No. 801-19314).

    AIG CAPITAL MANAGEMENT CORP.

    AIG Capital Management Corp. is the investment adviser for the AIG Money Market Fund. The principal address of AIG Capital Management Corp. is 70 Pine Street, New York, NY 10270.

The list required by this Item 28 of directors and officers of AIG Capital Management Corp., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such directors and officers during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by AIG Capital Management Corp. under the Advisers Act of 1940 (SEC File No. 801-47192).

    FIRST MANHATTAN CO.

    First Manhattan Co. is the investment adviser for the FMC Select Fund. The principal address of First Manhattan Co. is 437 Madison Avenue, New York, NY 10022.

The list required by this Item 28 of general partners of First Manhattan Co., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by First Manhattan Co. under the Advisers Act of 1940 (SEC File No. 801-12411).

    CRA REAL ESTATE SECURITIES L.P.

    CRA Real Estate Securities L.P. is the investment adviser for the CRA Realty Shares Portfolio. The principal address of CRA Real Estate Securities L.P. is Suite 205, 259 Radnor-Chester Road, Radnor, PA 19087.

The list required by this Item 28 of general partners of CRA Real Estate Securities L.P., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by CRA Real Estate Securities L.P. under the Advisers Act of 1940 (SEC File No. 801-49083).

    MDL CAPITAL MANAGEMENT, INC.

    MDL Capital Management, Inc. is the investment adviser for the MDL Broad Market Fixed Income Portfolio and the MDL Large Cap Growth Equity Portfolio. The principal address of MDL Capital Management, Inc. is 650 Smithfield Street, Suite 730, Pittsburgh, PA 15222.

The list required by this Item 28 of general partners of MDL Capital Management, Inc., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by MDL Capital Management, Inc. under the Advisers Act of 1940 (SEC File No. 801-43419).

    SAGE GLOBAL FUNDS, LLC

    SAGE Global Funds, LLC is the investment adviser for the SAGE Corporate Bond Fund. The principal address of SAGE Global Funds, LLC is 55 William Street, Suite G-40, Wellesley, MA 02181.

The list required by this Item 28 of general partners of SAGE Global Funds, LLC, together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by SAGE Global Funds, LLC under the Advisers Act of 1940 (SEC File No. 801-54753).

    STANDARD ASSET GROUP, INC.

    Standard Asset Group, Inc. Is the investment sub-adviser for the SAGE Corporate Bond Fund. The principal address of Standard Asset Group, Inc. is 55 William Street, Suite G-40, Wellesley, MA 02181.

The list required by this Item 28 of general partners of Standard Asset Group, Inc., together with information as to any other business profession, vocation, or employment of a substantial nature engaged in by such general partners during the past two years is incorporated by reference to Schedules B and D of Form ADV filed by Standard Asset Group, Inc. under the Advisers Act of 1940 (SEC File No. 801-29883).

Item 29.  PRINCIPAL UNDERWRITERS:

        (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment advisor.

Registrant's distributor, SEI Investments Distribution Co. (the
  "Distributor"), acts as distributor for:

SEI Daily Income Trust                                        July 15, 1982
SEI Liquid Asset Trust                                    November 29, 1982
SEI Tax Exempt Trust                                       December 3, 1982
SEI Index Funds                                               July 10, 1985
SEI Institutional Managed Trust                            January 22, 1987
SEI International Trust                                     August 30, 1988
The Pillar Funds                                          February 28, 1992
CUFUND                                                          May 1, 1992
STI Classic Funds                                              May 29, 1992
CoreFunds, Inc.                                            October 30, 1992
First American Funds, Inc.                                 November 1, 1992
First American Investment Funds, Inc.                      November 1, 1992
The Arbor Fund                                             January 28, 1993
Boston 1784 Funds-Registered Trademark-                        June 1, 1993
The PBHG Funds, Inc.                                           July 16,1993
Marquis Funds-Registered Trademark-                         August 17, 1993
Morgan Grenfell Investment Trust                            January 3, 1994
The Achievement Funds Trust                               December 27, 1994
Bishop Street Funds                                        January 27, 1995
CrestFunds, Inc.                                              March 1, 1995
STI Classic Variable Trust                                  August 18, 1995
ARK Funds                                                  November 1, 1995
Monitor Funds                                              January 11, 1996
FMB Funds, Inc.                                               March 1, 1996
SEI Asset Allocation Trust                                    April 1, 1996
TIP Funds                                                    April 28, 1996
SEI Institutional Investments Trust                           June 14, 1996
First American Strategy Funds, Inc.                         October 1, 1996
HighMark Funds                                            February 15, 1997
Armada Funds                                                  March 8, 1997
PBHG Insurance Series Fund, Inc.                              April 1, 1997
Expedition Funds                                               June 9, 1997

    The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

    Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the principal business address of each director or officer is Oaks, PA 19456.

                                                   POSITION AND OFFICE                     POSITIONS AND OFFICES
             NAME                                   WITH UNDERWRITER                          WITH REGISTRANT
-------------------------------  -------------------------------------------------------  ------------------------
Alfred P. West, Jr.              Director, Chairman & Chief Executive Officer                        --

Henry H. Greer                   Director, President & Chief Operating Officer                       --

Carmen V. Romeo                  Director, Executive Vice President & President--                    --
                                   Investment Advisory Group

Gilbert L. Beebower              Executive Vice President                                            --

Richard B. Lieb                  Executive Vice President, President--Investment                     --
                                   Services Division

Dennis J. McGonigle              Executive Vice President                                            --

Leo J. Dolan, Jr.                Senior Vice President                                               --

Carl A. Guarino                  Senior Vice President                                               --

Larry Hutchison                  Senior Vice President                                               --

David G. Lee                     Senior Vice President                                    President & Chief
                                                                                            Executive Officer

Jack May                         Senior Vice President                                               --

A. Keith McDowell                Senior Vice President                                               --

Hartland J. McKeown              Senior Vice President                                               --

Barbara J. Moore                 Senior Vice President                                               --

Kevin P. Robins                  Senior Vice President, General Counsel & Secretary       Vice President,
                                                                                            Assistant Secretary

Robert Wagner                    Senior Vice President                                               --

Patrick K. Walsh                 Senior Vice President                                               --

Robert Aller                     Vice President                                                      --

Marc H. Cahn                     Vice President & Assistant Secretary                     Vice President,
                                                                                            Assistant Secretary

Gordon W. Carpenter              Vice President                                                      --

Todd Cipperman                   Vice President & Assistant Secretary                     Vice President,
                                                                                            Assistant Secretary

Robert Crudup                    Vice President & Managing Director                                  --

Barbara Doyne                    Vice President                                                      --

Jeff Drennen                     Vice President                                                      --

Vic Galef                        Vice President & Managing Director                                  --

Kathy Heilig                     Vice President & Treasurer                                          --

Michael Kantor                   Vice President                                                      --

Samuel King                      Vice President                                                      --

Kim Kirk                         Vice President & Managing Director                                  --

Donald H. Korytowski             Vice President                                                      --

John Krzeminski                  Vice President & Managing Director                                  --

Carolyn McLaurin                 Vice President & Managing Director                                  --

W. Kelso Morrill                 Vice President                                                      --

                                                   POSITION AND OFFICE                     POSITIONS AND OFFICES
             NAME                                   WITH UNDERWRITER                          WITH REGISTRANT
-------------------------------  -------------------------------------------------------  ------------------------
Joanne Nelson                    Vice President                                                      --

Barbara A. Nugent                Vice President & Assistant Secretary                     Vice President,
                                                                                            Assistant Secretary

Sandra K. Orlow                  Vice President & Assistant Secretary                     Vice President,
                                                                                            Assistant Secretary

Donald Pepin                     Vice President & Managing Director                                  --

Kim Rainey                       Vice President                                                      --

Mark Samuels                     Vice President & Managing Director                                  --

Steve Smith                      Vice President                                                      --

Daniel Spaventa                  Vice President                                                      --

Kathryn L. Stanton               Vice President & Assistant Secretary                     Vice President,
                                                                                            Assistant Secretary

Wayne M. Withrow                 Vice President & Managing Director                                  --

James Dougherty                  Director of Brokerage Services                                      --

Item 30.  LOCATION OF ACCOUNTS AND RECORDS:

    Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

        (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
    (6); (8); (12); and 31a-I (d), the required books and records are maintained at the offices of Registrant's Custodian:

           CoreStates Bank, N.A.
           Broad & Chestnut Streets
           P.O. Box 7618
           Philadelphia, PA 19101

       (b)/(c) With respect to Rules 31a-1(a); 31a-1 (b)(1),(4);
       (2)(C) and (D); (4); (5);

    (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

           SEI Fund Resources
           Oaks, PA 19456

        (c) With respect to Rules 31a-1 (b)(5), (6), (9) and (10) and 31a-1 (f),
    the required books and records are maintained at the offices of the Registrant's Advisors:

           Oak Associates
           3875 Embassy Parkway
           Suite 250
           Akron, OH 44333-8334

           HGK Asset Management, Inc.
           Newport Tower
           525 Washington Blvd.
           Jersey City, NJ 07310

           AIG Capital Management Corp.
           70 Pine Street

           20th Floor
           New York, NY 10270

           First Manhattan Co.
           437 Madison Avenue
           New York, NY 10022-7022

           CRA Real Estate Securities L.P.
           Suite 205
           259 Radnor-Chester Road
           Radnor, PA 19087

           MDL Capital Management, Inc.
           650 Smithfield Street, Suite 730
           Pittsburgh, PA 15222

           SAGE Global Funds, LLC
           55 William Street, Suite G-40
           Wellesley, MA 02181

           Standard Asset Group, Inc.
           55 William Street
           Wellesley, MA 02181

Item 31.  MANAGEMENT SERVICES:

    None.

Item 32.  UNDERTAKINGS:

    Registrant hereby undertakes to file a post-effective amendment, using financial statements with respect to the SAGE Corporate Bond Fund which need not be certified, within four to six months from the effective date of Post-Effective Amendment No. 31.

    Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Trustees of their desire to communicate with shareholders of the Fund, the Trustees will inform such shareholders as to the approximate number of shareholders of record and the approximate costs of mailing or afford said shareholders access to a list of shareholders.

    Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to assist in communications with other shareholders as required by the provisions of Section 16(c) of the Investment Company Act of 1940.

    Registrant hereby undertakes to furnish each prospective person to whom a prospectus for any series of the Registrant is delivered with a copy of the Registrant's latest annual report to shareholders for such series, when such annual report is issued containing information called for by Item 5A of Form N-1A, upon request and without charge.

                                     NOTICE

    A copy of the Agreement and Declaration of Trust for The Advisors' Inner Circle Fund is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Fund by an officer of the Fund as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Fund.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 31 to the Registration Statement No. 33-42484 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne, Commonwealth of Pennsylvania on the 7th day of August, 1997.

                                THE ADVISORS' INNER CIRCLE FUND

                                By:  /s/ David G. Lee
                                     -----------------------------------------
                                     David G. Lee,
                                     President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

                     *
------------------------------  Trustee                       August 7, 1997
John T. Cooney

                     *
------------------------------  Trustee                       August 7, 1997
William M. Doran

                     *
------------------------------  Trustee                       August 7, 1997
Frank E. Morris

                     *
------------------------------  Trustee                       August 7, 1997
Robert A. Nesher

                     *
------------------------------  Trustee                       August 7, 1997
Robert A. Patterson

                     *
------------------------------  Trustee                       August 7, 1997
Eugene Peters

                     *
------------------------------  Trustee                       August 7, 1997
James M. Storey

/s/ David G. Lee
------------------------------  President & Chief             August 7, 1997
David G. Lee                      Executive Officer

/s/ Mark E. Nagle
------------------------------  Controller &                  August 7, 1997
Mark E. Nagle                     Chief Financial Officer

*By:  /s/ David G. Lee
      -------------------------
      David G. Lee
      Attorney-in-Fact

                                 EXHIBIT INDEX

  EXHIBIT NO. AND
    DESCRIPTION
--------------------
EX-99.B1(a)           Registrant's Agreement and Declaration of Trust dated June 29, 1993 is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File No.
                        33-42484), filed with the Securities and Exchange Commission on August 29, 1991.
EX-99.B1(b)           Registrant's Amendment to the Agreement and Declaration of Trust dated December 2,
                        1996 is incorporated herein by reference to Post-Effective Amendment No. 27 to
                        Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on December 13, 1996.
EX-99.B1(c)           Registrant's Amendment to the Agreement and Declaration of Trust dated February 18,
                        1997, is incorporated herein by reference to Post-Effective Amendment No. 28 to
                        Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1997.
EX-99.B2(a)           Registrant's By-Laws are incorporated herein by reference to Registrant's
                        Registration Statement on Form N-1A (File No. 33-42484), filed with the
                        Securities and Exchange Commission on August 29, 1991.
EX-99.B2(b)           Registrant's Amended and Restated By-Laws are incorporated herein by reference to
                        Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on
                        December 12, 1996.
EX-99.B3              Not Applicable.
EX-99.B4              Not Applicable.
EX-99.B5(a)           Investment Advisory Agreement between Registrant and Oak Associates with respect to
                        White Oak Growth Stock Fund and Pin Oak Aggressive Stock Fund dated July 20, 1992 as originally filed with Post-Effective Amendment No. 3 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-42484), filed with the
                        Securities and Exchange Commission on May 22, 1992 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.
EX-99.B5(b)           Investment Advisory Agreement between Registrant and HGK Asset Management, Inc.
                        with respect to HGK Fixed Income Fund dated August 15, 1994 as originally filed with Post-Effective Amendment No. 15 to Registrant's Registration Statement on
                        Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 15, 1994 is incorporated herein by reference to Post-Effective Amendment
                        No. 24 filed on February 28, 1996.
EX-99.B5(c)           Investment Advisory Agreement between Registrant and AIG Capital Management Corp.
                        with respect to AIG Money Market Fund is incorporated herein by reference to
                        Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on
                        September 19, 1994 is incorporated herein by reference to Post-Effective
                        Amendment No. 28 filed February 27, 1997.

  EXHIBIT NO. AND
    DESCRIPTION
--------------------
EX-99.B5(d)           Investment Advisory Agreement Between Registrant and First Manhattan Co. with respect to FMC Select Fund dated May 3, 1995 as originally filed with
                        Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form
                        N-1A (File No.33-42484), filed with the Securities and Exchange Commis-sion on
                        February 1, 1995 is incorporated herein by reference to Post-Effective Amendment
                        No. 24 filed on February 28, 1996.
EX-99.B5(e)           Investment Advisory Agreement between Registrant and CRA Real Estate Securities
                        L.P. dated December 31, 1996 with respect to the CRA Realty Shares Portfolio is incorporated herein by reference to Post-Effective Amendment No. 29 to
                        Registrant's Registration Statement on From N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on May 22, 1997.
EX-99.B5(f)           Form of Investment Advisory Agreement between Registrant and MDL Capital
                        Management, Inc. with respect to the MDL Broad Market Fixed Income Portfolio and the MDL Large Cap Growth Equity Portfolio is incorporated herein by reference to
                        Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-42484) filed with the Securities and Exchange Commission on May
                        22, 1997.
EX-99.B5(g)           Form of Investment Advisory Agreement between Registrant and SAGE Global Funds, LLC with respect to the SAGE Corporate Bond Fund is filed herewith.
EX-99.B5(h)           Form of Investment Sub-Advisory Agreement between SAGE Global Funds, LLC and
                        Standard Asset Group, Inc. with respect to the SAGE Corporate Bond Fund is filed herewith.
EX-99.B6(a)           Amended and Restated Distribution Agreement between Registrant and SEI Financial
                        Services Company dated August 8, 1994 as originally filed with Post-Effective
                        Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File No.
                        33-42484), filed with the Securities and Exchange Commission on September 19,
                        1994 is incorporated herein by reference to Post-Effective Amendment No. 24 filed on February 28, 1996.
EX-99.B6(b)           Distribution Agreement between Registrant and CCM Securities, Inc. dated February
                        28, 1997 is incorporated herein by reference to Post-Effective Amendment No. 30 to Registrant's Registration Statement on From N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 30, 1997.
EX-99.B7              Not Applicable.
EX-99.B8              Custodian Agreement between Registrant and CoreStates Bank N.A. is incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration
                        Statement on Form N-1A (File No. 33-42484), filed with the Securities and
                        Exchange Commission on October 28, 1991 is incorporated herein by reference to
                        Post-Effective Amendment No. 28 filed on February 27, 1997.

  EXHIBIT NO. AND
    DESCRIPTION
--------------------
EX-99.B9(a)           Amended and Restated Administration Agreement between Registrant and SEI Financial
                        Management Corporation, including schedules relating to Clover Capital Equity
                        Value Fund, Clover Capital Fixed Income Fund, White Oak Growth Stock Fund, Pin
                        Oak Aggressive Stock Fund, Roulston Midwest Growth Fund, Roulston Growth and
                        Income Fund, Roulston Government Securities Fund, A+P Large-Cap Fund, Turner
                        Fixed Income Fund, Turner Small Cap Fund, Turner Growth Equity Fund, Morgan
                        Grenfell Fixed Income Fund, Morgan Grenfell Municipal Bond Fund and HGK Fixed
                        Income Fund dated May 17, 1994 as originally filed with Post-Effective Amendment
                        No. 15 to Registrant's Registration Statement on Form N-1A (File No. 33-42484),
                        filed with the Securities and Exchange Commission on June 15, 1994 is
                        incorporated herein by reference to Post-Effective Amendment No. 24 filed on
                        February 28, 1996.
EX-99.B9(b)           Schedule dated November 11, 1996 to Administration Agreement dated November 14,
                        1991 as Amended and Restated May 17, 1994 adding the CRA Realty Shares Portfolio is incorporated herein by reference to Post-Effective Amendment No. 29 to
                        Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on May 22, 1997.
EX-99.B9(c)           Shareholder Service Plan and Agreement for the Class A Shares of the CRA Realty
                        Shares Portfolio is incorporated herein by reference to Post-Effective Amendment
                        No. 30 to Registrant's Registration Statement on Form N-1A (File No. 33-42484),
                        filed with the Securities and Exchange Commission on June 30, 1997.
EX-99.B9(d)           Schedule to Amended and Restated Administration Agreement dated May 8, 1995 to the
                        Administration Agreement dated November 14, 1991 as Amended and Restated May 17,
                        1994 with respect to the FMC Select Fund is incorporated herein by reference to
                        Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on
                        February 27, 1997.
EX-99.B9(e)           Consent to Assignment and Assumption of Administration Agreement dated June 1, 1996 is incorporated herein by reference to Post-Effective Amendment No. 28 to
                        Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1997.
EX-99.B9(f)           Form of Schedule to the Amended and Restated Administration Agreement adding the
                        MDL Broad Market Fixed Income Portfolio and the MDL Large Cap Growth Equity
                        Portfolio is incorporated herein by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (Filed No. 33-42484), filed with the Securities and Exchange Commission on May 22, 1997.
EX-99.B9(g)           Form of Schedule to the Amended and Restated Administration Agreement adding the
                        SAGE Corporate Bond fund is filed herewith
EX-99.B10             Opinion and Consent of Counsel is incorporated herein by reference to Pre-Effective
                        Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No.
                        33-42484), filed with the Securities and Exchange Commission on October 28, 1991.

  EXHIBIT NO. AND
    DESCRIPTION
--------------------
EX-99.B11             Consent of Independent Public Accountants is filed herewith.
EX-99.B12             Not Applicable.
EX-99.B13             Not Applicable.
EX-99.B14             Not Applicable.
EX-99.B15             Distribution Plan for The Advisors' Inner Circle Fund as originally filed with
                        Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on
                        September 19, 1994 is incorporated herein by reference to Post-Effective
                        Amendment No. 24 filed on February 28, 1996.
EX-99.B16             Performance Quotation Computation is incorporated herein by reference to
                        Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form
                        N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on
                        February 25, 1994.
EX-99.B18             Rule 18f-3 Plan is incorporated herein to exhibit (15)(a) which is incorporated herein by reference to exhibit (15)(a) to Post-Effective Amendment No. 21 to
                        Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on June 1, 1995.
EX-99.B24             Powers of Attorney for David G. Lee, John T. Cooney, William M. Doran, Frank E.
                        Morris, Robert A. Nesher, Gene Peters, Robert A. Patterson and James M. Storey
                        are incorporated herein by reference to Post-Effective Amendment No. 28 to
                        Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the Securities and Exchange Commission on February 27, 1997.
EX-99.B27             Not Applicable.